Quarterly Holdings Report
for

Fidelity® Worldwide Fund

July 31, 2020

WLD-QTLY-0920
1.804829.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 0.4%
Bapcor Ltd.	859,452	$3,843,862
Inghams Group Ltd.	778,550	1,846,700
National Storage (REIT) unit	3,199,310	4,114,345
Rio Tinto Ltd.	298	21,716

TOTAL AUSTRALIA		9,826,623

Austria - 0.3%
Erste Group Bank AG	161,800	3,602,195
Wienerberger AG	150,500	3,451,670

TOTAL AUSTRIA		7,053,865

Bailiwick of Jersey - 0.9%
Clarivate Analytics PLC (a)	632,800	17,496,920
Experian PLC	130,258	4,549,927

TOTAL BAILIWICK OF JERSEY		22,046,847

Belgium - 0.7%
KBC Groep NV	142,864	8,145,585
UCB SA	61,000	7,821,411

TOTAL BELGIUM		15,966,996

Bermuda - 0.0%
Marvell Technology Group Ltd.	20,000	729,400
Canada - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	86,500	3,006,141
Constellation Software, Inc.	4,400	5,204,545
Shopify, Inc. Class A (a)	17,000	17,384,942
Suncor Energy, Inc.	162,900	2,562,472

TOTAL CANADA		28,158,100

Cayman Islands - 1.5%
Akeso, Inc. (a)	541,000	2,042,458
Alibaba Group Holding Ltd.	168,800	5,296,279
Bilibili, Inc. ADR (a)	42,900	1,869,582
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	712,000	3,077,558
JD.com, Inc. Class A	76,000	2,361,302
Kangji Medical Holdings Ltd. (a)	777,500	2,582,203
Meituan Dianping Class B (a)	56,966	1,410,497
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	20,700	2,902,140
Sino Biopharmaceutical Ltd.	1,764,000	2,298,801
Tencent Holdings Ltd.	178,900	12,272,221

TOTAL CAYMAN ISLANDS		36,113,041

China - 0.4%
AVIC Jonhon OptronicTechnology Co. Ltd.	429,200	2,679,750
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)	60,600	781,905
Kweichow Moutai Co. Ltd. (A Shares)	9,100	2,189,406
Shanghai International Airport Co. Ltd. (A Shares)	179,400	1,747,151
WuXi AppTec Co. Ltd. (H Shares) (b)	168,200	2,532,668

TOTAL CHINA		9,930,880

Denmark - 0.9%
Ascendis Pharma A/S sponsored ADR (a)	5,800	798,138
DSV A/S	46,200	6,336,175
Netcompany Group A/S (a)(b)	33,669	2,417,977
ORSTED A/S (b)	43,400	6,185,583
Vestas Wind Systems A/S	41,500	5,319,676

TOTAL DENMARK		21,057,549

Finland - 0.1%
Nanoform Finland PLC	504,800	2,473,657
France - 3.6%
AXA SA	326,300	6,546,783
BNP Paribas SA (a)	125,600	5,047,332
Capgemini SA	49,800	6,423,479
LVMH Moet Hennessy Louis Vuitton SE	21,439	9,322,603
Sanofi SA	106,500	11,182,186
Sanofi SA sponsored ADR	654,000	34,302,300
SR Teleperformance SA	16,400	4,777,435
VINCI SA	55,263	4,756,214
Worldline SA (a)(b)	51,400	4,402,951

TOTAL FRANCE		86,761,283

Germany - 3.4%
adidas AG	21,369	5,887,640
Akasol AG (a)(b)	27,300	1,281,498
Allianz SE	50,700	10,524,222
Deutsche Borse AG	8,762	1,595,657
Deutsche Post AG	233,400	9,473,750
Exasol AG	167,800	2,634,808
Instone Real Estate Group BV (a)(b)	74,900	1,923,380
Linde PLC	16,434	4,001,388
Nexus AG	46,000	2,292,055
Rheinmetall AG	22,400	2,117,219
SAP SE	115,384	18,213,748
Shop Apotheke Europe NV (a)(b)(c)	14,700	2,202,578
Siemens AG	85,700	10,921,268
Talanx AG	59,600	2,172,168
Vonovia SE	108,246	7,035,912

TOTAL GERMANY		82,277,291

Hong Kong - 0.3%
AIA Group Ltd.	876,400	7,902,449
Hungary - 0.3%
OTP Bank PLC (a)	117,200	4,165,042
Richter Gedeon PLC	86,900	2,013,749

TOTAL HUNGARY		6,178,791

India - 1.1%
Avenue Supermarts Ltd. (a)(b)	16,542	455,601
HDFC Bank Ltd.	246,824	3,404,531
HDFC Bank Ltd. sponsored ADR	124,486	5,819,721
Housing Development Finance Corp. Ltd.	245,094	5,829,488
Lupin Ltd.	1,335	16,510
Reliance Industries Ltd. (a)	10,760	169,084
Reliance Industries Ltd.	161,400	4,453,149
Reliance Industries Ltd. sponsored GDR (b)	36,700	2,022,170
Sunteck Realty Ltd. (a)	186,516	465,668
TCNS Clothing Co. Ltd. (a)(b)	199,223	877,783
V-Mart Retail Ltd. (a)	119,603	2,867,151

TOTAL INDIA		26,380,856

Indonesia - 0.1%
PT Bank Central Asia Tbk	855,300	1,832,029
PT Bank Rakyat Indonesia Tbk	5,932,300	1,288,586
PT Kino Indonesia Tbk	234,500	53,558

TOTAL INDONESIA		3,174,173

Ireland - 1.1%
Accenture PLC Class A	42,000	9,440,760
Cairn Homes PLC	2,864,939	2,932,662
CRH PLC	167,700	6,105,709
Dalata Hotel Group PLC	411,674	1,263,246
DCC PLC (United Kingdom)	14,900	1,332,520
Kerry Group PLC Class A	15,000	1,978,956
Paddy Power Betfair PLC	16,000	2,402,277

TOTAL IRELAND		25,456,130

Israel - 0.1%
Kornit Digital Ltd. (a)	9,000	482,310
Maytronics Ltd.	90,197	1,377,213

TOTAL ISRAEL		1,859,523

Italy - 0.4%
GVS SpA (b)	169,300	2,207,656
Recordati SpA	99,000	5,275,755
Reply SpA	27,700	2,528,764

TOTAL ITALY		10,012,175

Japan - 5.0%
A/S One Corp.	60,600	6,434,689
Astellas Pharma, Inc.	304,400	4,748,021
Daiichi Sankyo Kabushiki Kaisha	76,000	6,724,980
Daiichikosho Co. Ltd.	55,700	1,497,015
Fanuc Corp.	39,800	6,715,181
GMO Payment Gateway, Inc.	23,800	2,473,194
Hoya Corp.	64,600	6,359,001
Kao Corp.	42,300	3,068,613
Kenedix, Inc.	420,000	1,908,460
Keyence Corp.	20,340	8,496,857
Lasertec Corp.	40,800	3,545,983
Lifenet Insurance Co. (a)	157,600	1,913,145
Minebea Mitsumi, Inc.	266,700	4,373,709
Misumi Group, Inc.	60,900	1,434,836
Mitsubishi UFJ Financial Group, Inc.	622,000	2,330,833
Nintendo Co. Ltd.	10,900	4,793,932
NSD Co. Ltd.	249,500	4,544,292
Oracle Corp. Japan	33,800	4,048,784
ORIX Corp.	398,100	4,305,499
PALTAC Corp.	40,500	2,188,465
Persol Holdings Co., Ltd.	154,300	1,950,342
Recruit Holdings Co. Ltd.	94,700	2,954,247
Relo Group, Inc.	218,400	3,771,529
Shiseido Co. Ltd.	30,500	1,699,344
SMC Corp.	7,800	4,057,872
SoftBank Group Corp.	93,300	5,884,719
Sony Corp.	119,100	9,253,479
THK Co. Ltd.	94,400	2,191,118
Yahoo! Japan Corp.	700,400	3,724,543
Zozo, Inc.	148,200	4,004,081

TOTAL JAPAN		121,396,763

Kenya - 0.1%
Safaricom Ltd.	5,920,700	1,546,800
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	157,070	7,604,864
Luxembourg - 0.2%
Eurofins Scientific SA	8,961	5,824,586
Malta - 0.1%
Kambi Group PLC (a)	56,160	1,349,585
Netherlands - 1.9%
Adyen BV (a)(b)	3,000	5,007,465
Airbus Group NV	44,900	3,286,499
Argenx SE ADR (a)	56,652	13,037,325
ASML Holding NV (Netherlands)	33,800	12,017,172
Basic-Fit NV (a)(b)	68,200	1,755,346
JDE Peet's BV	99,900	4,442,314
NXP Semiconductors NV	46,300	5,441,639
RHI Magnesita NV	42,522	1,349,230

TOTAL NETHERLANDS		46,336,990

New Zealand - 0.3%
EBOS Group Ltd.	174,225	2,518,903
Ryman Healthcare Group Ltd.	554,675	4,892,544

TOTAL NEW ZEALAND		7,411,447

Norway - 0.6%
Adevinta ASA Class B (a)	299,471	4,830,045
Equinor ASA	186,980	2,758,935
Kongsberg Gruppen ASA	252,600	3,818,758
Schibsted ASA (A Shares)	107,300	3,900,918

TOTAL NORWAY		15,308,656

Philippines - 0.0%
D&L Industries, Inc.	7,836,300	735,042
Poland - 0.2%
CD Projekt RED SA (a)	34,600	3,713,725
South Africa - 0.2%
Clicks Group Ltd.	83,000	1,108,382
Naspers Ltd. Class N	19,600	3,566,244

TOTAL SOUTH AFRICA		4,674,626

Spain - 0.6%
Amadeus IT Holding SA Class A	67,600	3,375,624
Cellnex Telecom SA (b)	120,764	7,570,755
Cellnex Telecom SA rights 8/7/20 (a)	120,764	505,002
Euskaltel, S.A. (b)	271,300	2,543,840

TOTAL SPAIN		13,995,221

Sweden - 1.4%
ASSA ABLOY AB (B Shares)	147,400	3,254,031
EQT AB	116,200	2,713,005
Ericsson (B Shares)	646,000	7,516,256
Indutrade AB (a)	162,600	8,200,093
Securitas AB (B Shares)	285,000	4,237,526
Stillfront Group AB (a)	28,018	2,715,547
Svenska Handelsbanken AB (A Shares) (a)	420,500	3,965,514

TOTAL SWEDEN		32,601,972

Switzerland - 4.3%
ADC Therapeutics SA (a)	49,000	2,278,500
Garmin Ltd.	55,000	5,422,450
Lonza Group AG	18,242	11,407,370
Nestle SA (Reg. S)	243,640	28,974,098
Partners Group Holding AG	6,908	6,656,093
Roche Holding AG (participation certificate)	64,809	22,447,023
Schindler Holding AG (participation certificate)	12,788	3,223,043
Sika AG	53,239	11,671,772
Swiss Re Ltd.	104,960	8,282,304
Zur Rose Group AG (a)	12,700	3,506,369

TOTAL SWITZERLAND		103,869,022

Taiwan - 0.3%
MediaTek, Inc.	141,000	3,366,290
Taiwan Semiconductor Manufacturing Co. Ltd.	268,000	3,891,399

TOTAL TAIWAN		7,257,689

Thailand - 0.1%
Thai Beverage PCL	4,528,500	2,123,935
United Kingdom - 5.1%
Anglo American PLC (United Kingdom)	151,937	3,719,557
AstraZeneca PLC:
(United Kingdom)	153,092	16,913,557
sponsored ADR	288,000	16,064,640
Beazley PLC	733,200	4,006,033
Big Yellow Group PLC	197,600	2,635,729
BP PLC	1,909,920	6,916,791
Compass Group PLC	227,950	3,134,551
Cranswick PLC	53,509	2,507,549
Dechra Pharmaceuticals PLC	75,800	2,833,786
Diageo PLC	127,732	4,673,798
Hilton Food Group PLC	374,800	5,406,557
HomeServe PLC	250,800	4,359,787
John David Group PLC	520,200	4,123,784
JTC PLC (b)	412,000	2,642,609
Keywords Studios PLC	133,900	3,333,732
Lloyds Banking Group PLC	6,302,400	2,147,296
London Stock Exchange Group PLC	59,881	6,614,392
M&G PLC	3,267,891	6,869,937
Ocado Group PLC (a)	170,500	4,581,978
Prudential PLC	518,272	7,406,503
Reckitt Benckiser Group PLC	56,488	5,664,031
Rotork PLC	508,281	1,860,290
Vistry Group PLC	194,444	1,564,070
Zegona Communications PLC	1,663,000	2,525,166

TOTAL UNITED KINGDOM		122,506,123

United States of America - 60.5%
10X Genomics, Inc. (a)	68,700	6,758,019
Activision Blizzard, Inc.	66,000	5,453,580
Adobe, Inc. (a)	116,124	51,596,216
Advanced Micro Devices, Inc. (a)	68,000	5,265,240
Akouos, Inc. (a)	15,900	310,845
Alarm.com Holdings, Inc. (a)	73,000	5,112,920
Alnylam Pharmaceuticals, Inc. (a)	10,000	1,457,600
Alphabet, Inc. Class A (a)	24,500	36,454,775
Amazon.com, Inc. (a)	25,800	81,648,744
American Tower Corp.	156,500	40,907,535
ANSYS, Inc. (a)	35,000	10,871,000
Apple, Inc.	221,000	93,933,840
Arthur J. Gallagher & Co.	66,000	7,094,340
Autodesk, Inc. (a)	19,000	4,492,170
AutoZone, Inc. (a)	8,000	9,659,360
Axon Enterprise, Inc. (a)	9,000	748,170
BlackRock, Inc. Class A	7,000	4,025,070
BRP Group, Inc. (a)	80,000	1,396,000
Caesars Entertainment, Inc. (a)	63,000	1,956,150
Callaway Golf Co.	17,000	323,850
CarMax, Inc. (a)	53,000	5,139,410
Carrier Global Corp.	286,000	7,790,640
CBRE Group, Inc. (a)	24,000	1,051,440
Cerence, Inc. (a)(c)	32,000	1,269,120
Charter Communications, Inc. Class A (a)	5,000	2,900,000
Cintas Corp.	78,000	23,545,860
Costco Wholesale Corp.	39,000	12,695,670
Crowdstrike Holdings, Inc. (a)	1,000	113,200
D.R. Horton, Inc.	171,000	11,313,360
Danaher Corp.	45,000	9,171,000
DexCom, Inc. (a)	6,000	2,613,240
Digital Turbine, Inc. (a)	193,000	2,678,840
Dollar General Corp.	43,000	8,187,200
Dunkin' Brands Group, Inc.	5,000	343,650
Dynatrace, Inc.	37,000	1,547,710
Ecolab, Inc.	34,480	6,450,518
Eli Lilly & Co.	124,000	18,635,960
Encompass Health Corp.	2	136
EPAM Systems, Inc. (a)	15,000	4,351,200
Estee Lauder Companies, Inc. Class A	306,000	60,447,240
Facebook, Inc. Class A (a)	131,000	33,230,770
Fidelity National Information Services, Inc.	89,000	13,021,590
Humana, Inc.	75,300	29,551,485
Intuit, Inc.	35,700	10,937,409
Intuitive Surgical, Inc. (a)	22,000	15,079,680
Keurig Dr. Pepper, Inc.	62,000	1,896,580
Knight-Swift Transportation Holdings, Inc. Class A	140,000	6,088,600
LCI Industries	8,000	1,006,400
Lennar Corp. Class A	108,000	7,813,800
lululemon athletica, Inc. (a)	11,000	3,581,490
MACOM Technology Solutions Holdings, Inc. (a)	25,000	1,056,500
Marriott International, Inc. Class A	31,000	2,598,575
MasterCard, Inc. Class A	234,200	72,257,726
McCormick & Co., Inc. (non-vtg.)	13,000	2,533,700
MercadoLibre, Inc. (a)	8,700	9,784,194
Micron Technology, Inc. (a)	69,000	3,453,795
Microsoft Corp.	467,000	95,739,671
Moody's Corp.	92,500	26,020,250
NextEra Energy, Inc.	52,500	14,736,750
NIKE, Inc. Class B	69,000	6,735,090
Nordson Corp.	4,000	774,520
Norfolk Southern Corp.	42,000	8,072,820
NVIDIA Corp.	148,000	62,839,320
Ollie's Bargain Outlet Holdings, Inc. (a)	45,000	4,729,500
PayPal Holdings, Inc. (a)	364,000	71,369,480
Penn National Gaming, Inc. (a)	111,292	3,767,234
Poseida Therapeutics, Inc. (a)(c)	30,800	399,784
Prologis, Inc.	425,200	44,824,584
Regeneron Pharmaceuticals, Inc. (a)	2,000	1,264,140
Relay Therapeutics, Inc. (a)	10,100	358,146
Roper Technologies, Inc.	50,000	21,622,500
Royalty Pharma PLC	275,600	11,864,580
S&P Global, Inc.	144,628	50,655,957
Square, Inc. (a)	331,000	42,980,350
Sunrun, Inc. (a)	114,000	4,182,660
Sysco Corp.	241,000	12,736,850
T-Mobile U.S., Inc. (a)	56,700	6,088,446
Thermo Fisher Scientific, Inc.	32,000	13,246,400
Tractor Supply Co.	8,000	1,141,920
Twilio, Inc. Class A (a)	26,000	7,212,920
Union Pacific Corp.	305,000	52,871,750
UnitedHealth Group, Inc.	173,000	52,380,940
Vaxcyte, Inc.	68,000	2,135,880
Verisk Analytics, Inc.	37,000	6,982,270
Virtu Financial, Inc. Class A	18,000	446,400
Visa, Inc. Class A	328,100	62,470,240
Williams-Sonoma, Inc.	9,000	784,080
Zoominfo Technologies, Inc.	50,000	2,043,500

TOTAL UNITED STATES OF AMERICA		1,457,082,044

TOTAL COMMON STOCKS
(Cost $1,625,951,878)		2,358,698,719

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
Hong Kong - 0.1%
Antengene Corp. Series C1 (d)(e)	447,701	1,265,152
Nonconvertible Preferred Stocks - 0.2%
Germany - 0.2%
Volkswagen AG	41,000	6,036,994
TOTAL PREFERRED STOCKS
(Cost $8,568,524)		7,302,146

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.14% (f)	42,946,689	42,959,573
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	2,730,798	2,731,071
TOTAL MONEY MARKET FUNDS
(Cost $45,683,503)		45,690,644
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,680,203,905)		2,411,691,509
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,565,997)
NET ASSETS - 100%		$2,407,125,512

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,107,418 or 2.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,265,152 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Antengene Corp. Series C1	7/11/20	$1,265,152

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$222,699
Fidelity Securities Lending Cash Central Fund	79,791
Total	$302,490

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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